CONSOLIDATED
SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

	Shares	Value
Preferred Stocks—20.5%
Aegon NV, 6.375% Jr. Sub.	137,050	$ 3,419,397
Allstate Corp. (The), 5.10% Non-Cum. , Series H, Non-Vtg.	206,800	5,294,080
Allstate Corp. (The), 5.10% Sub. Debs. , Non-Vtg.
[US0003M+316.5][1]	90,600	2,379,156
Allstate Corp. (The), 5.625% Non-Cum. , Series G, Non-Vtg.	133,525	3,545,089
American International Group, Inc. , 5.85%, Series A, Non-Vtg.	90,650	2,389,534
AT&T, Inc. , 5.35% Sr. Unsec.	235,050	6,118,351
AT&T, Inc. , 5.625% Sr. Unsec.	154,350	4,105,710
Athene Holding Ltd. , 6.35% Non-Cum. , Series A, Non-Vtg.
[US0003M+425.3][1]	161,350	4,437,125
Axis Capital Holdings Ltd. , 5.50% Non-Cum. , Series E	144,850	3,666,153
Bank of America Corp. , 5.875% Non-Cum. , Series HH, Non-Vtg.	217,700	5,867,015
Bank of America Corp. , 6.00% Non-Cum. , Series EE, Non-Vtg.	180,800	4,771,312
Bank of America Corp. , 6.00% Non-Cum. , Series GG, Non-Vtg.	250,200	6,800,436
Bank of America Corp. , 6.20% Non-Cum. , Series CC, Non-Vtg.	217,675	5,694,378
Bank of America Corp. , 6.50% Non-Cum. , Series Y, Non-Vtg.	235,475	6,018,741
Bank of America Corp. , 5.375% Non-Cum. , Series KK, Non-Vtg.	301,775	7,966,860
Bank of New York Mellon Corp. (The), 5.20% Non-Cum.	106,625	2,735,997
BB&T Corp. , 5.625% Non-Cv.	257,150	6,732,187
Brighthouse Financial, Inc. , 6.60% Non-Cum. , Series A	79,800	2,128,266
Capital One Financial Corp. , 5.20% Non-Cum. , Series G, Non-Vtg.	177,375	4,485,814
Capital One Financial Corp. , 6.00% Non-Cum. , Series H	177,300	4,650,579
Capital One Financial Corp. , 6.20% Non-Cum. , Non-Vtg.	95,875	2,473,575
Capital One Financial Corp. , 6.70% Non-Cum.	84,100	2,104,182
Charles Schwab Corp. (The), 5.95% Non-Cum. , Series D, Non-Vtg.	154,350	4,025,448
Charles Schwab Corp. (The), 6.00% Non-Cum. , Series C, Non-Vtg.	92,375	2,386,970
Citigroup, Inc. , 6.30% Non-Cum. , Series S, Non-Vtg.	184,725	4,812,086
Citigroup, Inc. , 6.875% Non-Cum. , Series K, Non-Vtg.
[US0003M+413][1]	270,575	7,578,806
Citigroup, Inc. , 7.125% Non-Cum. , Series J, Non-Vtg.
[US0003M+404][1]	178,200	5,100,084
CMS Energy Corp. , 5.875% Jr. Sub.	119,275	3,154,824
Deutsche Bank Contingent Capital Trust V, 8.05% Non-Cum. ,
Non-Vtg.	362,525	9,219,011
Dominion Energy, Inc. , 5.25% Cum. Jr. Sub. , Series A	149,550	3,809,038
Duke Energy Corp. , 5.125% Jr. Sub.	88,925	2,243,578
Duke Energy Corp. , 5.625% Jr. Sub.	87,975	2,350,692
Duke Energy Corp. , 5.75% Cum. , Series A, Non-Vtg.	186,850	5,039,344
eBay, Inc. , 6.00% Sr. Unsec.	140,075	3,658,759
Enbridge, Inc. , 6.375% Sub. , Series B [US0003M+359.3][1]	110,600	2,980,670
Energy Transfer Operating LP, 7.60% Cum. , Series E
[US0003M+516.1][1]	149,550	3,607,146
Fifth Third Bancorp, 6.625% Non-Cum. , Non-Vtg. [US0003M+371][1]	82,000	2,308,300
Ford Motor Co. , 6.20% Sr. Unsec. , Non-Vtg.	140,075	3,605,530
Goldman Sachs Group, Inc. (The), 5.50% Non-Cum. , Series J, Non-
Vtg. [US0003M+364][1]	170,800	4,495,456
Goldman Sachs Group, Inc. (The), 6.30% Non-Cum. , Series N,
Non-Vtg.	86,675	2,270,885

1 INVESCO OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Preferred Stocks (Continued)
Goldman Sachs Group, Inc. (The), 6.375% Non-Cum. , Series K
[US0003M+355][1]	169,575	$ 4,685,357
Hartford Financial Services Group, Inc. (The), 7.875% Jr. Sub. , Non-
Vtg. [US0003M+559.6][1]	112,775	3,196,043
Huntington Bancshares, Inc. , 6.25 Non-Cum. , Non-Vtg.	92,750	2,418,920
JPMorgan Chase & Co. , 5.75% Non-Cum. , Series DD, Non-Vtg.	350,325	9,395,716
JPMorgan Chase & Co. , 6.00% Non-Cum. , Series EE, Non-Vtg.	324,375	8,972,212
JPMorgan Chase & Co. , 6.10% Non-Cum. , Non-Vtg.	315,650	8,080,640
JPMorgan Chase & Co. , 6.125% Non-Cum. , Series Y, Non-Vtg.	217,650	5,495,662
JPMorgan Chase & Co. , 6.15% Non-Cum. , Series BB, Non-Vtg.	337,825	8,658,455
KeyCorp, 5.625% Non-Cum. , Series G, Non-Vtg.	81,100	2,097,246
KeyCorp, 5.65% Non-Cum. , Series F, Non-Vtg.	79,300	2,050,698
KeyCorp, 6.125% Non-Cum. , Series E, Non-Vtg. [US0003M+389.2][1]	90,175	2,583,514
Legg Mason, Inc. , 5.45% Jr. Sub. , Non-Vtg.	90,625	2,302,781
MetLife, Inc. , 5.625% Non-Cum. , Series E	150,425	3,965,203
Morgan Stanley, 5.85% Non-Cum. , Non-Vtg. [US0003M+349.1][1]	238,050	6,636,834
Morgan Stanley, 6.375% Non-Cum. , Non-Vtg. [US0003M+370.8][1]	266,650	7,426,202
Morgan Stanley, 6.875% Non-Cum. , Series F [US0003M+394][1]	137,500	3,946,250
New York Community Bancorp, Inc. , 6.375% Non-Cum. , Series A,
Non-Vtg. [US0003M+382.1][1]	93,225	2,515,210
NextEra Energy Capital Holdings, Inc. , 5.00% Jr. Sub.	112,325	2,811,495
NextEra Energy Capital Holdings, Inc. , 5.25% Jr. Sub. , Non-Vtg.	149,575	3,829,120
NextEra Energy Capital Holdings, Inc. , 5.65% Jr. Sub. , Series N,
Non-Vtg.	149,550	3,966,066
NiSource, Inc. , 6.50% Cum. , Series B, Non-Vtg. [H15T5Y+363.2][1]	90,575	2,467,263
NuStar Energy LP, 8.50% Cum. , Series A, Non-Vtg.
[US0003M+676.6][1]	94,550	2,251,235
PartnerRe Ltd. , 7.25% Cum. , Series H, Non-Vtg.	114,075	3,085,729
PNC Financial Services Group, Inc. (The), 6.125% Non-Cum. , Series
P, Non-Vtg. [US0003M+406.7][1]	309,575	8,346,142
PPL Capital Funding, Inc. , 5.90% Jr. Sub. , Series B	84,125	2,145,187
Prudential Financial, Inc. , 5.625% Jr. Sub.	111,825	2,951,062
Prudential Financial, Inc. , 5.70% Jr. Sub.	128,775	3,288,914
Prudential Financial, Inc. , 5.75% Jr. Sub.	93,275	2,384,109
Public Storage, 4.90% Cum. , Series E, Non-Vtg.	144,850	3,642,978
Public Storage, 4.95% Cum. , Series D, Non-Vtg.	127,875	3,218,614
Public Storage, 5.125% Cum. , Series C, Non-Vtg.	97,950	2,493,807
Public Storage, 5.40% Cum. , Series B, Non-Vtg.	108,000	2,775,600
Qwest Corp. , 6.125% Nts.	85,900	2,102,832
Qwest Corp. , 6.50% Sr. Unsec. , Non-Vtg.	186,875	4,660,663
Qwest Corp. , 6.625% Sr. Unsec.	112,325	2,857,548
Qwest Corp. , 6.75% Sr. Unsec.	186,875	4,828,850
Regions Financial Corp. , 5.70% Non-Cv. , Series C, Non-Vtg.
[US0003M+314.8][1]	87,150	2,333,877
Regions Financial Corp. , 6.375% Non-Cum. , Non-Vtg.
[US0003M+353.6][1]	107,075	2,948,846
Regions Financial Corp. , 6.375% Non-Cum. , Series A	79,300	2,021,357
Reinsurance Group of America, Inc. , 5.75% Sub. Debs. , Non-Vtg.
[US0003M+404][1]	86,275	2,384,641

2 INVESCO OPPENHEIMER CAPITAL INCOME FUND

	Shares	Value
Preferred Stocks (Continued)
SCE Trust IV, 5.375% Jr. Sub. , Series J, Non-Vtg. [US0003M+313.2][1]	88,050	$ 2,109,678
SCE Trust VI, 5.00% Jr. Sub. , Non-Vtg.	140,100	3,250,320
Sempra Energy, 5.75% Jr. Sub.	141,475	3,745,197
Senior Housing Properties Trust, 5.625% Sr. Unsec.	113,625	2,740,635
Southern Co. (The), 5.25% Jr. Sub.	174,325	4,450,517
Southern Co. (The), 5.25% Jr. Sub.	93,275	2,389,706
Southern Co. (The), 6.25% Jr. Sub.	141,375	3,670,095
Stanley Black & Decker, Inc. , 5.75% Jr. Sub. Debs.	135,675	3,433,934
State Street Corp. , 5.35% Non-Cum. , Series G, Non-Vtg.
[US0003M+370.9][1]	111,000	3,026,970
State Street Corp. , 5.90% Non-Cum. , Series D, Non-Vtg.
[US0003M+310.8][1]	112,325	3,018,173
State Street Corp. , 6.00% Non-Cum. , Non-Vtg.	177,775	4,504,819
US Bancorp, 5.50% Non-Cum. , Series K	103,675	2,747,388
US Bancorp, 6.50% Non-Cum. , Series F, Non-Vtg.
[US0003M+446.8][1]	284,450	7,762,641
VEREIT, Inc. , 6.70% Cum. , Non-Vtg.	175,550	4,425,616
Vornado Realty Trust, 5.40% Cum. , Series L, Non-Vtg.	171,675	4,327,927
Wells Fargo & Co. , 5.125% Non-Cum. , Series O, Non-Vtg.	229,850	5,801,414
Wells Fargo & Co. , 5.20% Non-Cum. , Non-Vtg.	262,725	6,615,416
Wells Fargo & Co. , 5.50% Non-Cum. , Series S, Non-Vtg.	313,025	8,116,738
Wells Fargo & Co. , 5.625% Non-Cum. , Non-Vtg.	168,200	4,390,020
Wells Fargo & Co. , 5.70% Non-Cum. , Non-Vtg.	137,000	3,530,490
Wells Fargo & Co. , 5.85% Non-Cum. , Series Q, Non-Vtg.
[US0003M+309][1]	150,475	4,064,330
Wells Fargo & Co. , 6.00% Non-Cum. , Series T, Non-Vtg.	149,575	3,784,248
Wells Fargo & Co. , 6.00% Non-Cum. , Series V	97,525	2,521,021
Wells Fargo & Co. , 6.625% Non-Cum. , Non-Vtg. [US0003M+369][1]	107,075	3,082,689
WR Berkley Corp. , 5.75% Sub. Debs.	84,100	2,150,437
Total Preferred Stocks (Cost $433,278,578)		428,313,861
	Principal Amount
Asset-Backed Securities—0.2%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through
Certificates, Series 2005-R5, Cl. M2, 2.398% [US0001M+69], 7/25/35[1]	$75,576	75,795
Apidos CLO XV, Series 2013-15A, Cl. CRR, 3.816% [US0003M+185],
4/20/31[1,2]	878,000	852,273
Bain Capital Credit CLO, Series 2019-1A, Cl. C, 4.753% [US0003M+275],
4/18/32[1,2]	815,000	793,157
Bain Capital Credit CLO Ltd. , Series 2019-3A, Cl. C, 4.73%
[US0003M+285], 10/21/32[1,2]	579,000	579,858
GMACM Home Equity Loan Trust, Series 2007-HE2, Cl. A2, 6.054%,
12/25/37[3]	5,091	5,125
Magnetite XXIII Ltd. , Series 2019-23A, Cl. C, 4.27% [US0003M+240],
10/25/32[1,2]	881,000	884,275
Neuberger Berman Loan Advisers CLO 34 Ltd. , Series 2019-34A, Cl. C1,
0.00% [US0003M+260], 1/20/33[1,2,4]	880,000	880,391
Octagon Investment Partners XVII Ltd. , Series 2013-1A, Cl. CR2, 3.64%
[US0003M+170], 1/25/31[1,2]	844,140	808,080
Raspro Trust, Series 2005-1A, Cl. G, 2.556% [LIBOR03M+40], 3/23/24[1,2]	21,403	21,612

3 INVESCO OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Value
Asset-Backed Securities (Continued)
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-GEL2,
Cl. A2, 2.028% [US0001M+32], 5/25/37[1,2]	$341,749	$ 341,898
Total Asset-Backed Securities (Cost $5,158,917)		5,242,464

Mortgage-Backed Obligations—0.5%
Banc of America Funding Trust:
Series 2007-1, Cl. 1A3, 6.00%, 1/25/37	103,460	101,690
Series 2007-C, Cl. 1A4, 4.424%, 5/20/36 [3]	84,302	84,625
Banc of America Mortgage Trust, Series 2007-1, Cl. 1A24, 6.00%, 3/25/37	314,781	312,565
Countrywide Alternative Loan Trust, Series 2005-21CB, Cl. A7, 5.50%,
6/25/35	504,186	502,094
CSMC Mortgage-Backed Trust, Series 2006-6, Cl. 1A4, 6.00%, 7/25/36	863,660	688,279
Federal Home Loan Mortgage Corp. Gold Pool:
9.00%, 8/1/22	63	63
9.00%, 8/1/22	11	11
9.00%, 3/1/24	156	157
9.00%, 3/1/24	35	36
9.00%, 1/1/25	1,336	1,465
9.00%, 5/1/25	286	304
Federal Home Loan Mortgage Corp. , Interest-Only Stripped Mtg. -Backed Security:
Series 183, Cl. IO, 99.999%, 4/1/27[5]	53,180	8,295
Series 192, Cl. IO, 99.999%, 2/1/28[5]	16,115	2,431
Series 243, Cl. 6, 0.00%, 12/15/32[5,6]	56,722	9,577
Series 304, Cl. C31, 8.187%, 12/15/27[5]	940,293	68,879
Series 304, Cl. C45, 7.91%, 12/15/27[5]	757,504	53,818
Series 304, Cl. C47, 5.366%, 12/15/27[5]	459,064	35,700
Federal Home Loan Mortgage Corp. , Principal-Only Stripped Mtg. -Backed
Security, Series 176, Cl. PO, 4.127%, 6/1/26[7]	16,554	15,560
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 2635, Cl. AG, 3.50%, 5/15/32	43,257	44,710
Series 3010, Cl. WB, 4.50%, 7/15/20	3,826	3,831
Series 3025, Cl. SJ, 18.277% [-3.67 x US0001M+2,475], 8/15/35[1]	22,260	31,103
Series 3645, Cl. EH, 3.00%, 12/15/20	477	477
Series 3822, Cl. JA, 5.00%, 6/15/40	24,612	24,822
Series 3857, Cl. GL, 3.00%, 5/15/40	21,148	21,471
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg. -Backed Security:
Series 2130, Cl. SC, 99.999%, 3/15/29 [5]	38,557	6,195
Series 2796, Cl. SD, 99.999%, 7/15/26[5]	67,805	8,811
Series 2920, Cl. S, 63.166%, 1/15/35[5]	439,264	77,005
Series 2922, Cl. SE, 26.74%, 2/15/35[5]	106,334	16,909
Series 2937, Cl. SY, 20.543%, 2/15/35[5]	1,213,891	190,396
Series 2981, Cl. AS, 3.934%, 5/15/35[5]	771,125	108,783
Series 3397, Cl. GS, 9.93%, 12/15/37[5]	215,357	45,792
Series 3424, Cl. EI, 0.00%, 4/15/38[5,6]	65,013	7,863
Series 3450, Cl. BI, 20.413%, 5/15/38[5]	547,731	104,305
Series 3606, Cl. SN, 18.187%, 12/15/39[5]	212,291	33,736
Series 4057, Cl. QI, 4.638%, 6/15/27[5]	3,271,438	227,590
Series 4146, Cl. AI, 8.495%, 12/15/27[5]	1,180,118	85,365

4 INVESCO OPPENHEIMER CAPITAL INCOME FUND

Principal Amount		Value
Mortgage-Backed Obligations (Continued)
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg. -Backed Security: (Continued)
Series 4205, Cl. AI, 7.16%, 5/15/28[5]	$805,134	$ 50,591
Series 4316, Cl. JS, 0.00%, 1/15/44[5,6]	1,198,898	158,873
Series 4818, Cl. BI, 0.00%, 3/15/45[5,6]	1,391,834	144,725
Federal National Mortgage Assn. Pool:
5.00%, 3/1/21	326	337
5.50%, 1/1/38	1	1
7.00%, 12/1/32	137	157
8.50%, 7/1/32	1,890	1,911
Federal National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed Security:
Series 222, Cl. 2, 99.999%, 6/25/235	79,778	7,291
Series 252, Cl. 2, 99.999%, 11/25/23[5]	67,331	6,601
Series 303, Cl. IO, 99.999%, 11/25/29[5]	48,487	10,229
Series 308, Cl. 2, 99.999%, 9/25/30[5]	118,299	24,093
Series 320, Cl. 2, 74.709%, 4/25/32[5]	475,718	104,559
Series 321, Cl. 2, 39.915%, 4/25/32[5]	326,693	63,406
Series 331, Cl. 9, 16.114%, 2/25/33[5]	122,182	23,846
Series 334, Cl. 17, 46.168%, 2/25/33[5]	67,192	13,310
Series 339, Cl. 12, 0.00%, 6/25/33[5,6]	213,905	42,995
Series 339, Cl. 7, 0.00%, 11/25/33[5,6]	264,127	51,479
Series 343, Cl. 13, 0.00%, 9/25/33[5,6]	238,973	46,010
Series 343, Cl. 18, 0.00%, 5/25/34[5,6]	63,625	11,558
Series 345, Cl. 9, 0.00%, 1/25/34[5,6]	107,859	19,601
Series 351, Cl. 10, 0.00%, 4/25/34[5,6]	70,058	13,156
Series 351, Cl. 8, 0.00%, 4/25/34[5,6]	124,526	23,555
Series 356, Cl. 10, 0.00%, 6/25/35[5,6]	89,213	15,231
Series 356, Cl. 12, 0.00%, 2/25/35[5,6]	44,059	8,146
Series 362, Cl. 13, 0.00%, 8/25/35[5,6]	156,668	31,040
Series 364, Cl. 16, 0.00%, 9/25/35[5,6]	190,846	35,781
Series 365, Cl. 16, 0.00%, 3/25/36[5,6]	397,908	87,422
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 2003-130, Cl. CS, 10.684% [-2 x US0001M+1,410],
12/25/33[1]	9,242	9,556
Series 2006-11, Cl. PS, 18.304% [-3.67 x US0001M+2,456.67],
3/25/36[1]	79,315	120,044
Series 2006-46, Cl. SW, 17.937% [-3.67 x US0001M+2,419.92],
6/25/36[1]	53,497	79,667
Series 2006-50, Cl. KS, 17.937% [-3.67 x US0001M+2,420],
6/25/36[1]	94,811	135,115
Series 2006-50, Cl. SK, 17.937% [-3.67 x US0001M+2,420],
6/25/36[1]	21,158	32,476
Series 2009-113, Cl. DB, 3.00%, 12/25/20	3,257	3,253
Series 2009-36, Cl. FA, 2.648% [US0001M+94], 6/25/37[1]	83,716	85,854
Series 2010-43, Cl. KG, 3.00%, 1/25/21	5,539	5,543
Series 2011-15, Cl. DA, 4.00%, 3/25/41	51,143	53,291
Series 2011-3, Cl. EL, 3.00%, 5/25/20	945	944
Series 2011-82, Cl. AD, 4.00%, 8/25/26	32,413	32,558

5 INVESCO OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Value
Mortgage-Backed Obligations (Continued)
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg. -Backed Security:
Series 2001-15, Cl. SA, 99.999%, 3/17/31[5]	$3,105	$ 380
Series 2001-65, Cl. S, 78.284%, 11/25/31[5]	111,301	19,700
Series 2001-81, Cl. S, 75.311%, 1/25/32[5]	27,356	4,844
Series 2002-47, Cl. NS, 57.097%, 4/25/32[5]	71,058	13,736
Series 2002-51, Cl. S, 57.65%, 8/25/32[5]	65,241	12,618
Series 2002-52, Cl. SD, 99.999%, 9/25/32[5]	100,606	19,899
Series 2002-60, Cl. SM, 42.939%, 8/25/32[5]	86,349	13,933
Series 2002-7, Cl. SK, 57.841%, 1/25/32[5]	27,453	4,775
Series 2002-75, Cl. SA, 57.528%, 11/25/32[5]	136,209	24,921
Series 2002-77, Cl. BS, 46.571%, 12/18/32[5]	58,985	11,871
Series 2002-77, Cl. SH, 61.353%, 12/18/32[5]	37,987	6,491
Series 2002-89, Cl. S, 83.121%, 1/25/33[5]	200,246	43,647
Series 2002-9, Cl. MS, 56.798%, 3/25/32[5]	37,540	7,511
Series 2002-90, Cl. SN, 43.534%, 8/25/32[5]	44,464	7,659
Series 2002-90, Cl. SY, 48.524%, 9/25/32[5]	21,921	3,719
Series 2003-33, Cl. SP, 50.468%, 5/25/33[5]	121,974	26,825
Series 2003-46, Cl. IH, 0.00%, 6/25/23[5,6]	137,123	9,245
Series 2004-54, Cl. DS, 99.999%, 11/25/30[5]	81,467	13,103
Series 2004-56, Cl. SE, 21.795%, 10/25/33[5]	165,249	32,875
Series 2005-12, Cl. SC, 36.995%, 3/25/35 [5]	47,987	7,628
Series 2005-19, Cl. SA, 63.038%, 3/25/35[5]	1,026,344	178,668
Series 2005-40, Cl. SA, 66.346%, 5/25/35[5]	232,300	40,201
Series 2005-52, Cl. JH, 35.484%, 5/25/35[5]	565,389	79,546
Series 2005-6, Cl. SE, 99.999%, 2/25/35[5]	476,738	84,616
Series 2005-93, Cl. SI, 18.826%, 10/25/35[5]	269,849	47,565
Series 2008-55, Cl. SA, 0.00%, 7/25/38[5,6]	74,151	8,218
Series 2009-8, Cl. BS, 0.00%, 2/25/24[5,6]	2,071	121
Series 2011-96, Cl. SA, 11.432%, 10/25/41[5]	606,969	105,259
Series 2012-121, Cl. IB, 7.191%, 11/25/27[5]	1,336,062	102,564
Series 2012-134, Cl. SA, 1.269%, 12/25/42[5]	2,002,791	368,141
Series 2012-40, Cl. PI, 0.00%, 4/25/41[5,6]	1,914,894	192,926
Series 2015-57, Cl. LI, 5.889%, 8/25/35[5]	2,890,996	384,254
Series 2016-45, Cl. MI, 7.941%, 7/25/46[5]	808,538	152,091
Series 2017-60, Cl. LI, 0.00%, 8/25/47[5,6]	1,304,644	140,126
Series 2017-66, Cl. AS, 0.033%, 9/25/47[5]	6,886,565	1,076,521
Series 2018-16, Cl. NI, 0.00%, 12/25/44[5,6]	691,630	66,696
Series 2018-69, Cl. CI, 0.00%, 10/25/46[5,6]	1,109,496	64,383
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates, Principal-Only Stripped Mtg. -Backed
Security, Series 1993-184, Cl. M, 5.135%, 9/25/23[7]	31,953	30,640
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Cl.
1A6, 2.358% [US0001M+65], 11/25/35[1]	377,003	242,356
FREMF Mortgage Trust, Series 2012-K23, Cl. C, 3.782%, 10/25/45 [2,3]	30,000	30,832
Government National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed Security:
Series 2002-15, Cl. SM, 94.249%, 2/16/32[5]	89,349	245
Series 2007-17, Cl. AI, 46.795%, 4/16/37[5]	1,094,072	172,077
Series 2011-52, Cl. HS, 20.09%, 4/16/41[5]	1,209,088	191,276

6 INVESCO OPPENHEIMER CAPITAL INCOME FUND

Principal Amount		Value
Mortgage-Backed Obligations (Continued)
Government National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed Security: (Continued)
Series 2017-136, Cl. LI, 4.344%, 9/16/47[5]	$2,624,613	$ 464,138
Series 2017-149, Cl. GS, 2.164%, 10/16/47[5]	2,644,917	423,435
HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 2.018% [US0001M+31],
7/25/35[1]	126,033	126,621
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Cl. B,
4.909%, 2/15/47[3]	80,000	85,957
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 4.037%,
6/26/46[2,3]	23,080	23,131
Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Cl. M10,
4.958% [US0001M+325], 10/15/49[1,2]	187,000	195,071
RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 4.22%, 7/26/45[2,3]	58,044	59,472
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR14, Cl.
1A4, 3.86%, 12/25/35[3]	5,966	5,971
Total Mortgage-Backed Obligations (Cost $10,348,350)		9,907,416

U. S. Government Obligation—6.7%
United States Treasury Bond, 4.25%, 11/15/40 (Cost $135,030,395)	103,000,000	140,140,352

Foreign Government Obligations—16.8%
Angola—0.3%
Republic of Angola:
8.25% Sr. Unsec. Nts. , 5/9/28[2]	2,480,000	2,537,561
9.375% Sr. Unsec. Nts. , 5/8/48[2]	2,420,000	2,485,340
9.50% Sr. Unsec. Nts. , 11/12/25[2]	1,940,000	2,166,049
		7,188,950
Bahrain—0.1%
Kingdom of Bahrain, 7.00% Sr. Unsec. Nts. , 10/12/28[2]	1,120,000	1,290,800
Bolivia—0.2%
Plurinational State of Bolivia, 4.50% Sr. Unsec. Nts. , 3/20/28[2]	3,550,000	3,393,969

Brazil—0.4%
Federative Republic of Brazil:
4.50% Sr. Unsec. Nts. , 5/30/29	1,730,000	1,816,500
5.00% Sr. Unsec. Nts. , 1/27/45	1,070,000	1,087,051
5.625% Sr. Unsec. Nts. , 1/7/41	3,060,000	3,372,686
5.625% Sr. Unsec. Nts. , 2/21/47	2,060,000	2,273,076
		8,549,313
Colombia—0.8%
Republic of Colombia:
3.875% Sr. Unsec. Nts. , 4/25/27	1,780,000	1,874,069
4.50% Sr. Unsec. Nts. , 1/28/26	516,000	558,247
4.50% Sr. Unsec. Nts. , 3/15/29	1,640,000	1,810,310
5.00% Sr. Unsec. Nts. , 6/15/45	2,230,000	2,555,435
5.20% Sr. Unsec. Nts. , 5/15/49	510,000	604,572
5.625% Sr. Unsec. Nts. , 2/26/44	2,560,000	3,142,234

7 INVESCO OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Colombia (Continued)
Republic of Colombia: (Continued)
6.125% Sr. Unsec. Nts. , 1/18/41	$2,670,000	$ 3,409,416
7.375% Sr. Unsec. Nts. , 9/18/37	2,410,000	3,388,303
8.125% Sr. Unsec. Nts. , 5/21/24	246,000	301,452
		17,644,038

Croatia—0.0%
Republic of Croatia, 5.50% Sr. Unsec. Nts. , 4/4/23[2]	454,000	501,427

Dominican Republic—1.0%
Dominican Republic:
5.50% Sr. Unsec. Nts. , 1/27/25[2]	1,062,000	1,131,365
5.95% Sr. Unsec. Nts. , 1/25/27[2]	2,400,000	2,606,994
6.00% Sr. Unsec. Nts. , 7/19/28[2]	2,370,000	2,593,035
6.40% Sr. Unsec. Nts. , 6/5/49[2]	2,810,000	2,949,615
6.50% Sr. Unsec. Nts. , 2/15/48[2]	3,100,000	3,278,048
6.85% Sr. Unsec. Nts. , 1/27/45[2]	2,810,000	3,083,792
6.875% Sr. Unsec. Nts. , 1/29/26[2]	1,790,000	2,027,797
7.45% Sr. Unsec. Nts. , 4/30/44[2]	2,890,000	3,384,002
		21,054,648

Ecuador—0.6%
Republic of Ecuador:
7.875% Sr. Unsec. Nts. , 1/23/28[2]	1,207,000	944,897
7.95% Sr. Unsec. Nts. , 6/20/24[2]	1,420,000	1,170,314
8.75% Sr. Unsec. Nts. , 6/2/23[2]	460,000	390,621
8.875% Sr. Unsec. Nts. , 10/23/27[2]	1,720,000	1,372,298
9.625% Sr. Unsec. Nts. , 6/2/27[2]	2,030,000	1,670,380
9.65% Sr. Unsec. Nts. , 12/13/26[2]	2,480,000	2,065,462
10.75% Sr. Unsec. Nts. , 3/28/22[2]	3,970,000	3,504,764
10.75% Sr. Unsec. Nts. , 1/31/29[2]	2,250,000	1,885,179
		13,003,915

Egypt—0.5%
Arab Republic of Egypt:
6.588% Sr. Unsec. Nts. , 2/21/28[2]	859,000	878,672
7.60% Sr. Unsec. Nts. , 3/1/29[2]	2,300,000	2,445,452
7.903% Sr. Unsec. Nts. , 2/21/48[2]	1,305,000	1,318,808
8.50% Sr. Unsec. Nts. , 1/31/47[2]	2,460,000	2,610,675
8.70% Sr. Unsec. Nts. , 3/1/49[2]	2,400,000	2,586,710
		9,840,317

Ghana—0.3%
Republic of Ghana:
7.625% Sr. Unsec. Nts. , 5/16/29[2]	503,000	499,987
8.125% Sr. Unsec. Nts. , 3/26/32[2]	2,590,000	2,559,731
8.627% Sr. Unsec. Nts. , 6/16/49[2]	566,000	546,729

8 INVESCO OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Ghana (Continued)
Republic of Ghana: (Continued)
8.95% Sr. Unsec. Nts. , 3/26/51[2]	$2,580,000	$ 2,534,602
		6,141,049

Hungary—0.1%
Hungary, 7.625% Sr. Unsec. Nts. , 3/29/41	1,000,000	1,633,820

Indonesia—1.1%
Perusahaan Penerbit SBSN Indonesia III:
4.325% Sr. Unsec. Nts. , 5/28/25[2]	2,110,000	2,267,891
4.35% Sr. Unsec. Nts. , 9/10/24[2]	590,000	635,315
4.55% Sr. Unsec. Nts. , 3/29/26[2]	2,370,000	2,586,944
Republic of Indonesia:
5.25% Sr. Unsec. Nts. , 1/17/42[2]	2,815,000	3,366,396
5.95% Sr. Unsec. Nts. , 1/8/46[2]	420,000	557,078
6.625% Sr. Unsec. Nts. , 2/17/37[2]	2,550,000	3,436,707
6.75% Sr. Unsec. Nts. , 1/15/44[2]	2,340,000	3,351,450
7.75% Sr. Unsec. Nts. , 1/17/38[2]	2,320,000	3,461,897
8.50% Sr. Unsec. Nts. , 10/12/35[2]	2,130,000	3,335,508
		22,999,186

Jordan—0.2%
Hashemite Kingdom of Jordan:
6.125% Sr. Unsec. Nts. , 1/29/26[2]	2,500,000	2,649,670
7.375% Sr. Unsec. Nts. , 10/10/47[2]	1,740,000	1,809,774
		4,459,444

Kazakhstan—0.3%
Republic of Kazakhstan:
4.875% Sr. Unsec. Nts. , 10/14/44[2]	2,683,000	3,257,146
6.50% Sr. Unsec. Nts. , 7/21/45[2]	2,247,000	3,270,149
		6,527,295

Kenya—0.4%
Republic of Kenya:
7.00% Sr. Unsec. Nts. , 5/22/27[2]	1,073,000	1,123,383
7.25% Sr. Unsec. Nts. , 2/28/28[2]	2,090,000	2,191,812
8.00% Sr. Unsec. Nts. , 5/22/32[2]	2,460,000	2,598,943
8.25% Sr. Unsec. Nts. , 2/28/48[2]	2,490,000	2,557,629
		8,471,767

Kuwait—0.1%
State of Kuwait, 3.50% Sr. Unsec. Nts. , 3/20/27[2]	2,490,000	2,672,973

Lithuania—0.3%
Republic of Lithuania:
6.125% Sr. Unsec. Nts. , 3/9/21[2]	3,240,000	3,404,391

9 INVESCO OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Lithuania (Continued)
Republic of Lithuania: (Continued)
6.625% Sr. Unsec. Nts. , 2/1/22[2]	$3,140,000	$ 3,447,648
		6,852,039

Malaysia—0.1%
Malaysia Sukuk Global Bhd, 3.179% Sr. Unsec. Nts. , 4/27/26[2]	1,849,000	1,925,855

Mexico—0.8%
United Mexican States:
3.75% Sr. Unsec. Nts. , 1/11/28	250,000	259,438
4.15% Sr. Unsec. Nts. , 3/28/27	920,000	981,180
5.55% Sr. Unsec. Nts. , 1/21/45	500,000	608,768
5.75% Sr. Unsec. Nts. , 10/12/10	2,900,000	3,384,111
6.05% Sr. Unsec. Nts. , 1/11/40	2,610,000	3,362,815
6.75% Sr. Unsec. Nts. , 9/27/34	1,680,000	2,306,384
8.30% Sr. Unsec. Nts. , 8/15/31	1,900,000	2,812,660
Series M20, 4.75% Sr. Unsec. Nts. , 3/8/44	3,110,000	3,400,583
		17,115,939
Mongolia—0.2%
Mongolia:
5.625% Sr. Unsec. Nts. , 5/1/23[2]	1,200,000	1,232,010
8.75% Sr. Unsec. Nts. , 3/9/24[2]	2,270,000	2,562,692
		3,794,702
Morocco—0.2%
Kingdom of Morocco:
4.25% Sr. Unsec. Nts. , 12/11/22[2]	1,760,000	1,850,616
5.50% Sr. Unsec. Nts. , 12/11/42[2]	2,880,000	3,478,818
		5,329,434
Nigeria—0.4%
Federal Republic of Nigeria:
7.143% Sr. Unsec. Nts. , 2/23/30[2]	363,000	361,503
7.696% Sr. Unsec. Nts. , 2/23/38[2]	1,097,000	1,074,347
7.875% Sr. Unsec. Nts. , 2/16/32[2]	2,470,000	2,516,683
8.747% Sr. Unsec. Nts. , 1/21/31[2]	2,350,000	2,565,965
9.248% Sr. Unsec. Nts. , 1/21/49[2]	2,360,000	2,559,396
		9,077,894
Oman—0.9%
Sultanate of Oman:
4.75% Sr. Unsec. Nts. , 6/15/26[2]	2,310,000	2,286,946
5.375% Sr. Unsec. Nts. , 3/8/27[2]	2,660,000	2,670,440
5.625% Sr. Unsec. Nts. , 1/17/28[2]	3,350,000	3,361,256
6.00% Sr. Unsec. Nts. , 8/1/29[2]	3,310,000	3,335,520
6.50% Sr. Unsec. Nts. , 3/8/47[2]	3,610,000	3,383,036

10 INVESCO OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Oman (Continued)
Sultanate of Oman: (Continued)
6.75% Sr. Unsec. Nts. , 1/17/48[2]	$3,510,000	$ 3,339,095
		18,376,293
Pakistan—0.4%
Islamic Republic of Pakistan:
6.875% Sr. Unsec. Nts. , 12/5/27[2]	2,600,000	2,621,094
8.25% Sr. Unsec. Nts. , 4/15/24[2]	1,640,000	1,802,885
8.25% Sr. Unsec. Nts. , 9/30/25[2]	2,350,000	2,588,431
Third Pakistan International Sukuk Co. Ltd. (The), 5.50% Sr. Unsec.
Nts. , 10/13/21[2]	778,000	790,153
		7,802,563
Panama—0.3%
Republic of Panama:
6.70% Sr. Unsec. Nts. , 1/26/36	990,000	1,395,598
7.125% Sr. Unsec. Nts. , 1/29/26	100,000	125,235
8.875% Sr. Unsec. Nts. , 9/30/27	1,770,000	2,529,414
9.375% Sr. Unsec. Nts. , 4/1/29	1,450,000	2,219,004
		6,269,251
Peru—0.1%
Republic of Peru, 8.75% Sr. Unsec. Nts. , 11/21/33	1,120,000	1,845,589
Philippines—0.3%
Republic of the Philippines:
4.20% Sr. Unsec. Nts. , 1/21/24	100,000	107,921
6.375% Sr. Unsec. Nts. , 1/15/32	2,070,000	2,815,027
6.375% Sr. Unsec. Nts. , 10/23/34	750,000	1,062,406
7.75% Sr. Unsec. Nts. , 1/14/31	740,000	1,094,205
9.50% Sr. Unsec. Nts. , 2/2/30	694,000	1,108,762
		6,188,321
Poland—0.3%
Republic of Poland:
3.00% Sr. Unsec. Nts. , 3/17/23	485,000	500,369
3.25% Sr. Unsec. Nts. , 4/6/26	2,540,000	2,702,761
4.00% Sr. Unsec. Nts. , 1/22/24	3,055,000	3,295,866
		6,498,996
Qatar—0.9%
State of Qatar:
4.00% Sr. Unsec. Nts. , 3/14/29[2]	1,640,000	1,829,912
4.50% Sr. Unsec. Nts. , 4/23/28[2]	904,000	1,036,260
4.625% Sr. Unsec. Nts. , 6/2/46[2]	570,000	693,245
4.817% Sr. Unsec. Nts. , 3/14/49[2]	2,700,000	3,343,424
5.103% Sr. Unsec. Nts. , 4/23/48[2]	2,560,000	3,282,573
5.75% Sr. Unsec. Nts. , 1/20/42[2]	2,330,000	3,217,182
6.40% Sr. Unsec. Nts. , 1/20/402	2,290,000	3,351,037

11 INVESCO OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Qatar (Continued)
State of Qatar: (Continued)
9.75% Sr. Unsec. Nts. , 6/15/30[2]	$1,140,000	$ 1,879,682
		18,633,315
Romania—0.4%
Romania:
4.375% Sr. Unsec. Nts. , 8/22/23[2]	833,000	886,112
4.875% Sr. Unsec. Nts. , 1/22/24[2]	1,030,000	1,127,063
5.125% Sr. Unsec. Nts. , 6/15/48[2]	2,940,000	3,367,020
6.125% Sr. Unsec. Nts. , 1/22/44[2]	2,610,000	3,377,993
		8,758,188
Russia—0.8%
Russian Federation:
4.25% Sr. Unsec. Nts. , 6/23/27[2]	2,200,000	2,391,400
4.375% Sr. Unsec. Nts. , 3/21/29[2]	2,800,000	3,085,432
4.75% Sr. Unsec. Nts. , 5/27/26[2]	2,200,000	2,443,210
5.10% Sr. Unsec. Nts. , 3/28/35[2]	2,200,000	2,594,691
5.25% Sr. Unsec. Nts. , 6/23/47[2]	200,000	245,878
5.625% Sr. Unsec. Nts. , 4/4/42[2]	1,400,000	1,776,194
5.875% Sr. Unsec. Nts. , 9/16/43[2]	400,000	522,944
12.75% Sr. Unsec. Nts. , 6/24/28[2]	2,020,000	3,473,374
		16,533,123
Saudi Arabia—1.2%
Kingdom of Saudi Arabia:
2.875% Sr. Unsec. Nts. , 3/4/23[2]	450,000	458,798
3.625% Sr. Unsec. Nts. , 3/4/28[2]	2,590,000	2,729,407
4.00% Sr. Unsec. Nts. , 4/17/25[2]	1,690,000	1,815,482
4.375% Sr. Unsec. Nts. , 4/16/29[2]	2,900,000	3,245,752
4.50% Sr. Unsec. Nts. , 10/26/46[2]	2,960,000	3,297,218
4.625% Sr. Unsec. Nts. , 10/4/47[2]	2,900,000	3,274,955
5.00% Sr. Unsec. Nts. , 4/17/49[2]	2,860,000	3,422,276
5.25% Sr. Unsec. Nts. , 1/16/50[2]	2,680,000	3,324,406
KSA Sukuk Ltd. , 4.303% Sr. Unsec. Nts. , 1/19/29[2]	3,050,000	3,383,594
		24,951,888
Slovakia—0.2%
Slovakia Republic, 4.375% Sr. Unsec. Nts. , 5/21/22[2]	3,270,000	3,456,864
South Africa—0.3%
Republic of South Africa:
5.875% Sr. Unsec. Nts. , 6/22/30	3,200,000	3,411,357
6.25% Sr. Unsec. Nts. , 3/8/41	2,380,000	2,550,113
		5,961,470
Sri Lanka—0.7%
Democratic Socialist Republic of Sri Lanka:
6.125% Sr. Unsec. Nts. , 6/3/25[2]	1,155,000	1,093,800

12 INVESCO OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Sri Lanka (Continued)
Democratic Socialist Republic of Sri Lanka: (Continued)
6.20% Sr. Unsec. Nts. , 5/11/27[2]	$2,740,000	$ 2,472,707
6.35% Sr. Unsec. Nts. , 6/28/24[2]	560,000	549,114
6.75% Sr. Unsec. Nts. , 4/18/28[2]	2,680,000	2,452,339
6.825% Sr. Unsec. Nts. , 7/18/26[2]	1,260,000	1,211,464
6.85% Sr. Unsec. Nts. , 11/3/25[2]	710,000	691,906
7.55% Sr. Unsec. Nts. , 3/28/30[2]	3,290,000	3,110,703
7.85% Sr. Unsec. Nts. , 3/14/29[2]	3,200,000	3,107,372
		14,689,405
Trinidad & Tobago—0.2%
Republic of Trinidad & Tobago, 4.50% Sr. Unsec. Nts. , 8/4/26[2]	3,200,000	3,353,144
Turkey—0.8%
Republic of Turkey:
3.25% Sr. Unsec. Nts. , 3/23/23	546,000	519,967
4.875% Sr. Unsec. Nts. , 10/9/26	326,000	307,433
5.75% Sr. Unsec. Nts. , 3/22/24	1,890,000	1,922,791
6.00% Sr. Unsec. Nts. , 3/25/27	1,890,000	1,884,920
6.35% Sr. Unsec. Nts. , 8/10/24	2,580,000	2,678,873
7.25% Sr. Unsec. Nts. , 12/23/23	530,000	572,350
7.375% Sr. Unsec. Nts. , 2/5/25	2,490,000	2,689,748
7.625% Sr. Unsec. Nts. , 4/26/29	2,430,000	2,637,984
8.00% Sr. Unsec. Nts. , 2/14/34	470,000	525,143
11.875% Sr. Unsec. Nts. , 1/15/30	1,920,000	2,701,799
		16,441,008
United Arab Emirates—0.1%
United Arab Emirates, 3.125% Sr. Unsec. Nts. , 5/3/26[2]	1,290,000	1,349,895
Uruguay—0.5%
Oriental Republic of Uruguay:
4.125% Sr. Unsec. Nts. , 11/20/45	477,000	508,928
4.375% Sr. Unsec. Nts. , 1/23/31	2,340,000	2,595,645
4.975% Sr. Unsec. Nts. , 4/20/55	490,000	577,678
5.10% Sr. Unsec. Nts. , 6/18/50	1,790,000	2,143,409
7.625% Sr. Unsec. Nts. , 3/21/36	2,300,000	3,393,500
7.875% Sr. Unsec. Nts. , 1/15/33	1,430,000	2,115,124
		11,334,284
Total Foreign Government Obligations (Cost $353,631,788)		351,912,371
Non-Convertible Corporate Bonds and Notes—35.4%
Consumer Discretionary—3.5%
Auto Components—0.2%
Adient Global Holdings Ltd. , 4.875%, 8/15/26[2]	658,000	562,607
Capitol Investment Merger Sub 2 LLC, 10.00% Sec. Nts. , 8/1/24[2]	1,200,000	1,200,498
Dana, Inc.:
5.375% Sr. Unsec. Nts. , 11/15/27	221,000	224,359
5.50% Sr. Unsec. Nts. , 12/15/24	956,000	986,272

13 INVESCO OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Auto Components (Continued)
Flexi-Van Leasing, Inc. , 10.00% Sec. Nts. , 2/15/23[2]	$432,000	$ 413,640
Panther BF Aggregator 2 LP/Panther Finance Co. , Inc. , 8.50%,
5/15/27[2]	667,000	682,858
Tenneco, Inc. , 5.00%, 7/15/26	688,000	591,869
		4,662,103
Automobiles—0.2%
Ford Motor Credit Co. LLC, 5.596% Sr. Unsec. Nts. , 1/7/22	879,000	924,201
JB Poindexter & Co. , Inc. , 7.125% Sr. Unsec. Nts. , 4/15/26[2]	2,011,000	2,103,199
		3,027,400
Distributors—0.1%
Core & Main Holdings LP, 9.375% PIK Rate, 8.625% Cash Rate,
8.625% Sr. Unsec. Nts. , 9/15/24[2,8]	1,800,000	1,863,747
Diversified Consumer Services—0.1%
ServiceMaster Co. LLC (The):
5.125%, 11/15/24[2]	1,772,000	1,840,647
7.45% Sr. Unsec. Nts. , 8/15/27	510,000	576,732
		2,417,379
Entertainment—0.2%
AMC Entertainment Holdings, Inc. , 5.75%, 6/15/25	1,568,000	1,462,160
Netflix, Inc.:
5.75% Sr. Unsec. Nts. , 3/1/24	846,000	938,705
5.875% Sr. Unsec. Nts. , 11/15/28	1,435,000	1,571,361
		3,972,226
Hotels, Restaurants & Leisure—0.6%
1011778 B. C. ULC/New Red Finance, Inc. , 5.00% Sec. Nts.,
10/15/25[2]	1,909,000	1,984,463
Boyd Gaming Corp.:
6.00%, 8/15/26	348,000	371,611
6.375% Sr. Unsec. Nts. , 4/1/26	540,000	577,704
Cirsa Finance International Sarl, 7.875% Sr. Sec. Nts. , 12/20/23[2]	406,000	430,755
Codere Finance 2 Luxembourg SA, 7.625% Sr. Sec. Nts. , 11/1/21[2]	360,000	327,016
IRB Holding Corp. , 6.75%, 2/15/26[2]	890,000	931,472
Melco Resorts Finance Ltd. , 5.625% Sr. Unsec. Nts. , 7/17/27[2]	469,000	486,917
MGM China Holdings Ltd. , 5.875% Sr. Unsec. Nts. , 5/15/26[2]	389,000	414,041
MGM Resorts International:
4.625%, 9/1/26	2,312,000	2,438,253
6.625%, 12/15/21	88,000	95,898
7.75% Sr. Unsec. Nts. , 3/15/22	309,000	347,239
Scientific Games International, Inc.:
7.00% Sr. Unsec. Nts. , 5/15/28[2]	470,000	491,150
10.00%, 12/1/22	732,000	752,130
Studio City Finance Ltd. , 7.25%, 2/11/24[2]	873,000	919,915

14 INVESCO OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. , 5.50%, 3/1/25[2]	$1,307,000	$ 1,396,843
		11,965,407
Household Durables—0.4%
Beazer Homes USA, Inc.:
5.875%, 10/15/27	120,000	118,203
6.75% Sr. Unsec. Nts. , 3/15/25	717,000	744,185
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%
Sr. Sec. Nts. , 5/1/25[2]	1,282,000	1,029,337
Lennar Corp. :
5.25%, 6/1/26	492,000	538,911
5.375%, 10/1/22	1,366,000	1,467,169
8.375%, 1/15/21	97,000	103,586
Mattamy Group Corp. , 5.25% Sr. Unsec. Nts. , 12/15/27[2,4]	522,000	532,936
Meritage Homes Corp.:
6.00%, 6/1/25	426,000	478,276
7.15%, 4/15/20	123,000	125,607
Taylor Morrison Communities, Inc. , 5.75%, 1/15/28[2]	654,000	701,642
Taylor Morrison Communities, Inc. /Taylor Morrison Holdings II, Inc. ,
5.875%, 4/15/23[2]	1,093,000	1,175,429
William Lyon Homes, Inc. , 6.625%, 7/15/272	950,000	1,019,205
		8,034,486
Leisure Equipment & Products—0.0%
Mattel, Inc. , 6.75%, 12/31/25[2]	536,000	562,800
Media—1.4%
Altice Financing SA:
6.625% Sr. Sec. Nts. , 2/15/23[2]	758,000	776,942
7.50% Sr. Sec. Nts. , 5/15/262	1,109,000	1,182,444
Altice Luxembourg SA, 10.50% Sr. Sec. Nts. , 5/15/27[2]	779,000	885,353
AMC Networks, Inc.:
4.75%, 8/1/25	537,000	534,315
5.00%, 4/1/24	1,066,000	1,072,663
Cable Onda SA, 4.50% Sr. Unsec. Nts. , 1/30/30[2]	395,000	403,690
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.75% Sr. Unsec. Nts. , 9/1/23	960,000	982,920
5.75% Sr. Unsec. Nts. , 2/15/26[2]	3,887,000	4,114,516
Clear Channel Worldwide Holdings, Inc. , 9.25% Sr. Sub. Nts.,
2/15/24[2]	1,509,000	1,666,011
CSC Holdings LLC:
5.50%, 5/15/26[2]	790,000	836,399
6.50% Sr. Unsec. Nts. , 2/1/29[2]	1,471,000	1,643,526
7.75% Sr. Unsec. Nts. , 7/15/25[2]	659,000	708,425
10.875% Sr. Unsec. Nts. , 10/15/25[2]	1,446,000	1,629,461
Cumulus Media New Holdings, Inc. , 6.75% Sr. Sec. Nts. , 7/1/26[2]	204,000	217,387
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.375% Sr. Sec. Nts. , 8/15/26[2]	1,521,000	1,546,665
6.625% Sr. Unsec. Nts. , 8/15/27[2]	687,000	671,360

15 INVESCO OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Media (Continued)
DISH DBS Corp. , 5.875% Sr. Unsec. Nts. , 11/15/24		$2,282,000	$ 2,284,853
Gray Television, Inc. , 7.00%, 5/15/27[2]		497,000	551,582
iHeartCommunications, Inc. , 8.375% Sr. Unsec. Nts. , 5/1/27		1,513,000	1,652,684
Meredith Corp. , 6.875%, 2/1/26		2,044,000	2,106,030
Telenet Finance Luxembourg Notes Sarl, 5.50% Sr. Sec. Nts. , 3/1/28[2]		384,000	409,728
TV Azteca SAB de CV, 8.25%, 8/9/24[2]		457,000	376,072
UPC Holding BV, 5.50% Sr. Sec. Nts. , 1/15/28[2]		369,000	373,547
UPCB Finance IV Ltd. , 5.375% Sr. Sec. Nts. , 1/15/25[2]		372,000	383,160
Virgin Media Finance Plc, 6.00%, 10/15/24[2]		762,000	786,129
Virgin Media Secured Finance plc, 5.50% Sr. Sec. Nts. , 8/15/26[2]		383,000	403,511
Ziggo BV, 5.50% Sr. Sec. Nts. , 1/15/27[2]		738,000	783,108
			28,982,481
Multiline Retail—0.1%
Michaels Stores, Inc. , 8.00% Sr. Unsec. Nts. , 7/15/27[2]		1,086,000	1,045,302
Specialty Retail—0.2%
eG Global Finance plc, 8.50% Sr. Sec. Nts. , 10/30/25[2]		382,000	401,100
Hillman Group, Inc. (The), 6.375% Sr. Unsec. Nts. , 7/15/22[2]		812,000	749,323
L Brands, Inc.:
5.625%, 2/15/22		765,000	804,201
6.75%, 7/1/36		48,000	41,525
6.875%, 11/1/35		447,000	393,405
Lithia Motors, Inc. , 5.25% Sr. Unsec. Nts. , 8/1/25[2]		338,000	349,970
Penske Automotive Group, Inc. , 5.50%, 5/15/26		1,935,000	2,036,244
			4,775,768
Textiles, Apparel & Luxury Goods—0.0%
William Carter Co. (The), 5.625%, 3/15/27[2]		797,000	860,619
Consumer Staples—0.6%
Beverages—0.0%
Simmons Foods, Inc. , 5.75% Sec. Nts. , 11/1/24[2]		705,000	683,843
Food & Staples Retailing—0.3%
Albertsons Cos. LLC/Safeway, Inc. /New Albertsons LP/Albertson's LLC:
6.625% Sr. Unsec. Nts. , 6/15/24		1,370,000	1,440,568
7.50%, 3/15/26[2]		759,000	842,015
Prosperous Ray Ltd. , 4.625%, 11/12/23[2]		1,750,000	1,873,367
Quatrim SASU, 5.875% Sr. Sec. Nts. , 1/15/24[2]	EUR	100,000	115,510
US Foods, Inc. , 5.875%, 6/15/24[2]		1,066,000	1,101,658
			5,373,118
Food Products—0.2%
B&G Foods, Inc. , 5.25%, 4/1/25		895,000	906,187
JBS USA LUX SA/JBS USA Food Co. /JBS USA Finance, Inc. , 5.50% Sr.
Unsec. Nts. , 1/15/30[2]		1,251,000	1,337,441
Pilgrim's Pride Corp. , 5.875% Sr. Unsec. Nts. , 9/30/27[2]		644,000	697,016

16 INVESCO OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Food Products (Continued)
Post Holdings, Inc.:
5.625% Sr. Unsec. Nts. , 1/15/28[2]	$667,000	$ 713,572
5.75%, 3/1/27[2]	667,000	716,086
TreeHouse Foods, Inc. , 6.00%, 2/15/24[2]	684,000	714,773
		5,085,075
Household Products—0.1%
Energizer Holdings, Inc.:
6.375%, 7/15/26[2]	144,000	154,055
7.75%, 1/15/27[2]	517,000	578,948
Spectrum Brands, Inc. , 5.75% Sr. Unsec. Nts. , 7/15/25	1,463,000	1,535,667
		2,268,670

Energy—3.0%
Energy Equipment & Services—0.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp. ,
5.75%, 1/15/28[2]	1,514,000	1,173,388
Diamond Offshore Drilling, Inc. , 4.875% Sr. Unsec. Nts. , 11/1/43	224,000	115,010
Ensign Drilling, Inc. , 9.25% Sr. Unsec. Nts. , 4/15/24[2]	635,000	559,587
Noble Holding International Ltd. , 7.75% Sr. Unsec. Nts. , 1/15/24	1,204,000	617,550
Precision Drilling Corp.:
5.25%, 11/15/24	789,000	668,271
6.50%, 12/15/21	1,417	1,410
7.75%, 12/15/23	47,000	44,670
SESI LLC, 7.125%, 12/15/21	565,000	422,338
Transocean, Inc. , 7.50% Sr. Unsec. Nts. , 4/15/31	973,000	650,854
Valaris plc, 7.75% Sr. Unsec. Nts. , 2/1/26	1,214,000	549,365
		4,802,443
Oil, Gas & Consumable Fuels—2.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp. ,
5.375% Sr. Unsec. Nts. , 9/15/24	619,000	530,793
Antero Resources Corp. , 5.00%, 3/1/25	1,016,000	660,400
Ascent Resources Utica Holdings LLC/ARU Finance Corp. , 10.00%
Sr. Unsec. Nts. , 4/1/22[2]	1,126,000	1,083,768
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp. ,
6.875%, 2/1/25	1,435,000	1,122,873
Calfrac Holdings LP, 8.50% Sr. Unsec. Nts. , 6/15/26[2]	387,000	157,228
California Resources Corp. , 8.00% Sec. Nts. , 12/15/22[2]	756,000	190,890
Callon Petroleum Co. :
6.125%, 10/1/24	1,202,000	1,144,905
6.375%, 7/1/26	333,000	311,471
Calumet Specialty Products Partners LP/Calumet Finance Corp. ,
7.625% Sr. Unsec. Nts. , 1/15/22	1,057,000	1,049,402
Centennial Resource Production LLC, 6.875% Sr. Unsec. Nts.,
4/1/27[2]	935,000	913,899
Chesapeake Energy Corp. , 7.50%, 10/1/26	600,000	298,709
Denbury Resources, Inc.:
5.50%, 5/1/22	195,000	103,988

17 INVESCO OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Denbury Resources, Inc. : (Continued)
9.00% Sec. Nts. , 5/15/21[2]	$532,000	$ 468,027
Energy Transfer Operating LP, 6.25% [US0003M+402.8] Jr. Sub.
Perpetual Bonds[1,9]	420,000	378,638
EP Energy LLC/Everest Acquisition Finance, Inc. , 8.00% Sr. Sec. Nts.,
11/29/24[2]	766,000	300,973
Genesis Energy LP/Genesis Energy Finance Corp. , 6.25%, 5/15/26	1,152,000	1,007,600
Gulfport Energy Corp.:
6.00%, 10/15/24	852,000	585,494
6.625%, 5/1/23	1,596,000	1,205,475
KazMunayGas National Co. JSC, 5.75% Sr. Unsec. Nts. , 4/19/47[2]	437,000	513,794
Murphy Oil USA, Inc. , 5.625%, 5/1/27	1,131,000	1,222,580
NuStar Logistics LP, 6.00%, 6/1/26	1,226,000	1,314,118
Oasis Petroleum, Inc. , 6.875%, 1/15/23	1,753,000	1,612,760
Parkland Fuel Corp. , 6.00% Sr. Unsec. Nts. , 4/1/26[2]	1,119,000	1,199,369
Pertamina Persero PT:
5.625% Sr. Unsec. Nts. , 5/20/43[2]	440,000	508,190
6.00% Sr. Unsec. Nts. , 5/3/42[2]	2,180,000	2,621,394
6.45% Sr. Unsec. Nts. , 5/30/44[2]	1,090,000	1,389,728
6.50% Sr. Unsec. Nts. , 5/27/41[2]	2,070,000	2,608,140
Petrobras Global Finance BV, 5.75%, 2/1/29	1,160,000	1,276,638
Petroleos Mexicanos:
4.25%, 1/15/25	1,157,000	1,152,065
4.50%, 1/23/26	607,000	594,285
5.35%, 2/12/28	2,810,000	2,736,231
6.50%, 3/13/27-1/23/29	5,180,000	5,370,917
6.625%, 6/15/35	3,355,000	3,374,912
6.875%, 8/4/26	2,530,000	2,739,604
Petroliam Nasional Bhd, 7.625% Sr. Unsec. Nts. , 10/15/26[2]	1,920,000	2,519,876
Petronas Capital Ltd. , 7.875%, 5/22/22[2]	410,000	463,683
Plains All American Pipeline LP, 6.125% [US0003M+411] Jr. Sub.
Perpetual Bonds[1,9]	621,000	562,365
QEP Resources, Inc. , 5.625% Sr. Unsec. Nts. , 3/1/26	708,000	644,262
Saudi Arabian Oil Co.:
4.25% Sr. Unsec. Nts. , 4/16/39[2]	3,070,000	3,308,705
4.375% Sr. Unsec. Nts. , 4/16/49[2]	1,050,000	1,150,183
SemGroup Corp. , 6.375%, 3/15/25	951,000	994,190
SM Energy Co. , 6.625% Sr. Unsec. Nts. , 1/15/27	512,000	467,109
Southwestern Energy Co.:
7.50%, 4/1/26	765,000	672,263
7.75% Sr. Unsec. Nts. , 10/1/27	540,000	470,489
Sunoco LP/Sunoco Finance Corp. :
4.875%, 1/15/23	708,000	725,994
6.00%, 4/15/27	389,000	413,096
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125%, 2/1/25	1,217,000	1,253,376
5.50% Sr. Unsec. Nts. , 3/1/30[2]	189,000	189,765
5.875% Sr. Unsec. Nts. , 4/15/26	440,000	463,793

18 INVESCO OPPENHEIMER CAPITAL INCOME FUND

		Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Whiting Petroleum Corp. :
6.25% Sr. Unsec. Nts. , 4/1/23		$1,001,000	$ 698,198
6.625% Sr. Unsec. Nts. , 1/15/26		246,000	140,841
WPX Energy, Inc.:
5.25% Sr. Unsec. Nts. , 9/15/24		1,614,000	1,653,478
5.75% Sr. Unsec. Nts. , 6/1/26		280,000	287,995
			58,828,919
Financials—19.2%
Capital Markets—2.2%
GS Finance Corp. , 7.25%, 1/13/20[2]		40,950,000	41,188,081
LPL Holdings, Inc. , 5.75% Sr. Unsec. Nts. , 9/15/25[2]		736,000	779,571
MDC-GMTN BV, 3.75%, 4/19/29[2]		1,740,000	1,866,185
MSCI, Inc. , 5.25%, 11/15/24[2]		348,000	358,437
Prime Security Services Borrower LLC/Prime Finance, Inc. , 9.25%
Sec. Nts. , 5/15/23[2]		793,000	835,128
RegionalCare Hospital Partners Holdings, Inc. , 8.25% Sr. Sec. Nts.,
5/1/232		586,000	622,991
			45,650,393
Commercial Banks—13.9%
Banco Comercial Portugues SA, 9.25% [EUSA5+941.4] Jr. Sub.
Perpetual Bonds[1,2,9]	EUR	200,000	244,875
Barclays Bank plc:
7.625% Sub. Nts. , 11/21/22		401,000	450,008
19.40% Sr. Unsec. Nts. , 12/10/19[2]		41,700,000	39,086,041
Barclays plc, 7.875% [USSW5+677.2] Jr. Sub. Perpetual Bonds[1,2,9]		394,000	423,081
Credit Agricole SA, 8.125% [USSW5+618.5] Jr. Sub. Perpetual
Bonds[1,2,9]		939,000	1,135,603
Erste Group Bank AG, 6.50% [EUSA5+620.4] Jr. Sub. Perpetual
Bonds[1,2,9]		576,000	733,158
JPMorgan Chase Bank N. A. , 7.29%, 12/20/19		41,100,000	40,613,155
Lions Gate Capital Holdings LLC, 6.375%, 2/1/24 [2]		1,610,000	1,569,734
Royal Bank of Canada, 10.67%, 1/14/20[2]		40,900,000	40,902,645
Royal Bank of Scotland Group plc:
6.125% Sub. Nts. , 12/15/22		556,000	603,668
8.625% [USSW5+759.8] Jr. Sub. Perpetual Bonds[1,9]		923,000	998,668
Societe Generale SA:
0.565%, 12/17/19[2]		41,200,000	41,550,200
7.375% [USSW5+623.8] Jr. Sub. Perpetual Bonds[1,2,9]		476,000	504,512
Standard Chartered plc, 7.50% [USSW5+630.1] Jr. Sub. Perpetual
Bonds[1,2,9]		403,000	433,098
Toronto-Dominion Bank (The), 10.62%, 1/15/20		41,100,000	41,108,823
UBS AG, 16.70%, 12/9/19[2]		41,800,000	39,411,673
UBS AG London Linked Nts. , 6.60%, 12/13/19[2]		41,550,000	41,773,048
			291,541,990

19 INVESCO OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Consumer Finance—0.3%
Ally Financial, Inc.:
5.125% Sr. Unsec. Nts. , 9/30/24		$2,189,000	$ 2,410,636
8.00%, 3/15/20		537,000	544,096
Navient Corp.:
7.25% Sr. Unsec. Nts. , 1/25/22-9/25/23		2,302,000	2,549,282
8.00% Sr. Unsec. Nts. , 3/25/20		443,000	449,993
			5,954,007
Diversified Financial Services—0.4%
Cardtronics, Inc. /Cardtronics USA, Inc. , 5.50% Sr. Unsec. Nts.,
5/1/252		864,000	896,301
eG Global Finance plc:
6.25% Sr. Sec. Nts. , 10/30/25[2]	EUR	100,000	115,876
6.75% Sr. Sec. Nts. , 2/7/25[2]		736,000	728,640
JIC Zhixin Ltd. , 3.00%, 11/24/22[2]		2,570,000	2,583,424
MDC-GMTN BV, 4.50%, 11/7/28[2]		1,180,000	1,335,436
Rongshi International Finance Ltd. , 2.875%, 5/4/22[2]		1,820,000	1,833,164
State Grid Overseas Investment 2013 Ltd. , 4.375%, 5/22/43[2]		580,000	695,922
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. , 6.75% Sr.
Unsec. Nts. , 6/1/25[2]		1,170,000	1,208,013
			9,396,776

Insurance—0.0%
Centene Corp. , 4.625% Sr. Unsec. Nts. , 12/15/29[2,4]		462,000	485,678

Real Estate Investment Trusts (REITs)—0.4%
Equinix, Inc. , 5.875% Sr. Unsec. Nts. , 1/15/26		1,146,000	1,217,422
Iron Mountain US Holdings, Inc. , 5.375%, 6/1/26[2]		1,174,000	1,224,303
Iron Mountain, Inc.:
5.25%, 3/15/28[2]		323,000	337,478
5.75%, 8/15/24		215,000	218,375
6.00%, 8/15/23		385,000	395,884
iStar, Inc. , 4.75% Sr. Unsec. Nts. , 10/1/24		1,556,000	1,597,817
MPT Operating Partnership LP/MPT Finance Corp. , 5.00%, 10/15/27		1,768,000	1,860,864
SBA Communications Corp.:
4.875% Sr. Unsec. Nts. , 7/15/22-9/1/24		903,000	935,429
			7,787,572
Real Estate Management & Development—2.0%
Wells Fargo Bank N. A. , 9.65%, 1/10/20		41,050,000	41,030,199
Health Care—1.4%
Health Care Equipment & Supplies—0.1%
Bausch Health Americas, Inc. , 9.25%, 4/1/26[2]		619,000	710,138
Eagle Holding Co. II LLC, 7.625%, 8.375% PIK Rate, 7.625% Cash
Rate, Sr. Unsec. Nts. , 5/15/22[2,8]		1,128,000	1,144,912
Teleflex, Inc. , 4.875%, 6/1/26		106,000	111,072
			1,966,122

20 INVESCO OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Health Care Providers & Services—0.9%
Acadia Healthcare Co. , Inc. , 6.50%, 3/1/24	$1,102,000	$ 1,149,292
Centene Corp. , 5.375% Sr. Unsec. Nts. , 6/1/26[2]	526,000	559,546
CHS/Community Health Systems, Inc.:
6.25% Sr. Sec. Nts. , 3/31/23	1,308,000	1,294,920
8.00% Sr. Sec. Nts. , 3/15/26[2]	665,000	665,415
Envision Healthcare Corp. , 8.75% Sr. Unsec. Nts. , 10/15/26[2]	300,000	123,104
Hadrian Merger Sub. Inc. , 8.50% Sr. Unsec. Nts. , 5/1/26[2]	1,021,000	1,020,645
HCA, Inc.:
5.25% Sr. Sec. Nts. , 4/15/25	821,000	914,789
5.375% Sr. Unsec. Nts. , 2/1/25-9/1/26	875,000	969,901
5.875% Sr. Unsec. Nts. , 2/15/26	1,616,000	1,828,140
7.50% Sr. Unsec. Nts. , 2/15/22	239,000	265,288
Molina Healthcare, Inc. , 4.875% Sr. Unsec. Nts. , 6/15/25[2]	720,000	736,499
MPH Acquisition Holdings LLC, 7.125% Sr. Unsec. Nts. , 6/1/24[2]	1,907,000	1,735,351
Polaris Intermediate Corp. , 9.25% PIK Rate, 8.50% Cash Rate,
8.50% Sr. Unsec. Nts. , 12/1/22[2,8]	1,166,000	970,396
Surgery Center Holdings, Inc. , 10.00% Sr. Unsec. Nts. , 4/15/27[2]	674,000	709,619
Team Health Holdings, Inc. , 6.375%, 2/1/25[2]	701,000	373,573
Tenet Healthcare Corp.:
6.75% Sr. Unsec. Nts. , 6/15/23	2,262,000	2,448,615
8.125% Sr. Unsec. Nts. , 4/1/22	682,000	746,790
WellCare Health Plans, Inc.:
5.25% Sr. Unsec. Nts. , 4/1/25	797,000	835,846
5.375% Sr. Unsec. Nts. , 8/15/26[2]	464,000	495,238
		17,842,967
Life Sciences Tools & Services—0.0%
Charles River Laboratories International, Inc. , 4.25%, 5/1/28[2]	1,063,000	1,073,630

Pharmaceuticals—0.4%
Bausch Health Cos. , Inc.:
5.50% Sr. Sec. Nts. , 11/1/25[2]	582,000	609,645
5.75% Sr. Sec. Nts. , 8/15/27[2]	243,000	263,965
5.875% Sr. Unsec. Nts. , 5/15/23[2]	106,000	107,589
6.125%, 4/15/25[2]	933,000	972,624
9.00% Sr. Unsec. Nts. , 12/15/25[2]	2,686,000	3,041,895
Endo Dac/Endo Finance LLC/Endo Finco, Inc. , 6.00%, 7/15/23[2]	897,000	585,284
HLF Financing Sarl LLC/Herbalife International, Inc. , 7.25% Sr.
Unsec. Nts. , 8/15/26[2]	1,256,000	1,314,090
Par Pharmaceutical, Inc. , 7.50% Sr. Sec. Nts. , 4/1/27[2]	549,000	520,191
		7,415,283
Industrials—1.5%
Aerospace & Defense—0.5%
Bombardier, Inc.:
5.75% Sr. Unsec. Nts. , 3/15/22[2]	325,000	332,310
6.125% Sr. Unsec. Nts. , 1/15/23[2]	944,000	959,482
7.50% Sr. Unsec. Nts. , 3/15/25[2]	1,611,000	1,635,165
7.875% Sr. Unsec. Nts. , 4/15/27[2]	469,000	472,979

21 INVESCO OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Aerospace & Defense (Continued)
Bombardier, Inc. : (Continued)
8.75% Sr. Unsec. Nts. , 12/1/21[2]	$275,000	$ 298,306
TransDigm UK Holdings plc, 6.875%, 5/15/26	1,490,000	1,579,918
TransDigm, Inc.:
6.25% Sr. Sec. Nts. , 3/15/26[2]	1,622,000	1,744,662
6.50%, 7/15/24-5/15/25	733,000	759,834
Triumph Group, Inc.:
5.25%, 6/1/22	624,000	625,755
7.75% Sr. Unsec. Nts. , 8/15/25	1,472,000	1,535,171
		9,943,582
Airlines—0.0%
Air Canada, 7.75% Sr. Unsec. Nts. , 4/15/21[2]	840,000	897,036

Building Products—0.0%
Standard Industries, Inc. , 6.00% Sr. Unsec. Nts. , 10/15/25[2]	739,000	775,019
William Lyon Homes, Inc. , 6.00% Sr. Unsec. Nts. , 9/1/23	216,000	225,810
		1,000,829

Commercial Services & Supplies—0.2%
Brink's Co. (The), 4.625% Sr. Unsec. Nts. , 10/15/27[2]	1,064,000	1,095,731
GFL Environmental Inc. , 7.00% Sr. Unsec. Nts. , 6/1/26[2]	251,000	256,107
GW B-CR Security Corp. , 9.50% Sr. Unsec. Nts. , 11/1/27[2]	384,000	400,320
IAA, Inc. , 5.50% Sr. Unsec. Nts. , 6/15/27[2]	825,000	869,490
Prime Security Services Borrower LLC/Prime Finance, Inc. , 5.75% Sr.
Sec. Nts. , 4/15/26[2]	332,000	347,403
Waste Pro USA, Inc. , 5.50% Sr. Unsec. Nts. , 2/15/26[2]	729,000	754,386
		3,723,437
Electrical Equipment—0.1%
EnerSys, 5.00%, 4/30/23[2]	1,290,000	1,335,685

Machinery—0.3%
Cleaver-Brooks, Inc. , 7.875% Sr. Sec. Nts. , 3/1/23[2]	1,627,000	1,560,561
EnPro Industries, Inc. , 5.75% Sr. Unsec. Nts. , 10/15/26	902,000	958,688
Mueller Industries, Inc. , 6.00% Sub. Nts. , 3/1/27	1,399,000	1,446,353
Titan International, Inc. , 6.50% Sr. Sec. Nts. , 11/30/23	1,742,000	1,446,583
		5,412,185
Professional Services—0.1%
ASGN, Inc. , 4.625%, 5/15/28[2]	997,000	1,004,478
Road & Rail—0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.25%, 3/15/25[2]	332,000	341,683
6.375%, 4/1/24[2]	385,000	402,003
Kenan Advantage Group, Inc. (The), 7.875% Sr. Unsec. Nts.,
7/31/23[2]	1,650,000	1,613,560

22 INVESCO OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Road & Rail (Continued)
United Rentals North America, Inc. , 5.25%, 1/15/30	$426,000	$ 453,701
		2,810,947
Trading Companies & Distributors—0.2%
AerCap Global Aviation Trust, 6.50% [US0003M+430] Jr. Sub. Nts.,
6/15/451,2	761,000	837,176
BMC East LLC, 5.50% Sr. Sec. Nts. , 10/1/24[2]	1,075,000	1,119,790
Herc Holdings, Inc. , 5.50% Sr. Unsec. Nts. , 7/15/27[2]	960,000	1,006,824
United Rentals North America, Inc. :
5.50%, 5/15/27	163,000	174,414
5.875%, 9/15/26	780,000	836,569
6.50% Sr. Unsec. Nts. , 12/15/26	637,000	696,832
		4,671,605
Transportation Infrastructure—0.0%
Pelabuhan Indonesia II PT, 5.375% Sr. Unsec. Nts. , 5/5/45[2]	420,000	477,618

Information Technology—0.3%
Communications Equipment—0.2%
CommScope Technologies LLC, 6.00% Sr. Unsec. Nts. , 6/15/25[2]	1,329,000	1,285,808
Hughes Satellite Systems Corp. :
5.25% Sr. Sec. Nts. , 8/1/26	1,322,000	1,438,134
7.625% Sr. Unsec. Nts. , 6/15/21	696,000	748,026
		3,471,968
Electronic Equipment, Instruments, & Components—0.1%
Itron, Inc. , 5.00% Sr. Unsec. Nts. , 1/15/26[2]	815,000	845,279
MTS Systems Corp. , 5.75% Sr. Unsec. Nts. , 8/15/27[2]	535,000	559,261
		1,404,540
Software—0.0%
Camelot Finance SA, 4.50% Sr. Sec. Nts. , 11/1/26[2]	320,000	326,664

Technology Hardware, Storage & Peripherals—0.0%
Dell International LLC/EMC Corp. , 7.125%, 6/15/24[2]	1,188,000	1,257,795
Materials—2.1%
Chemicals—0.4%
Braskem Netherlands Finance BV:
4.50%, 1/31/30[2]	600,000	579,150
5.875%, 1/31/50[2]	500,000	483,000
Chemours Co. (The), 7.00%, 5/15/25	399,000	370,073
Element Solutions, Inc. , 5.875%, 12/1/25[2]	812,000	846,502
GCP Applied Technologies, Inc. , 5.50%, 4/15/26[2]	858,000	886,183
Koppers, Inc. , 6.00%, 2/15/25[2]	880,000	893,191
Nufarm Australia Ltd. /Nufarm Americas, Inc. , 5.75%, 4/30/26[2]	433,000	425,573
OCI NV, 6.625% Sr. Sec. Nts. , 4/15/23[2]	874,000	914,204
Olin Corp. , 5.625% Sr. Unsec. Nts. , 8/1/29	956,000	999,044
Rayonier AM Products, Inc. , 5.50%, 6/1/24[2]	1,255,000	882,158

23 INVESCO OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Chemicals (Continued)
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. ,
5.375%, 9/1/25[2]	$604,000	$ 606,283
		7,885,361

Construction Materials—0.0%
Cemex SAB de CV, 5.45% Sr. Sec. Nts. , 11/19/29[2]	505,000	516,741

Containers & Packaging—0.3%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. , 6.00%
Sr. Unsec. Nts. , 2/15/25[2]	1,147,000	1,207,217
Cascades, Inc. /Cascades USA, Inc. , 5.375%, 1/15/28[2]	665,000	674,144
Flex Acquisition Co. , Inc. , 7.875% Sr. Unsec. Nts. , 7/15/26[2]	665,000	636,619
Reynolds Group Issuer, Inc. /Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
5.125% Sr. Sec. Nts. , 7/15/23[2]	76,000	77,899
7.00%, 7/15/24[2]	2,404,000	2,492,648
Trivium Packaging Finance BV:
5.50% Sr. Sec. Nts. , 8/15/26[2]	372,000	391,303
8.50%, 8/15/27[2]	380,000	414,210
		5,894,040

Metals & Mining—1.2%
AK Steel Corp. , 7.625%, 10/1/21	459,000	456,889
Corp. Nacional del Cobre de Chile:
4.25% Sr. Unsec. Nts. , 7/17/42[2]	3,120,000	3,307,944
4.50% Sr. Unsec. Nts. , 9/16/25-8/1/47[2]	2,540,000	2,807,488
4.875% Sr. Unsec. Nts. , 11/4/44[2]	2,930,000	3,400,906
5.625% Sr. Unsec. Nts. , 9/21/35-10/18/43[2]	4,070,000	5,179,336
6.15% Sr. Unsec. Nts. , 10/24/36[2]	1,390,000	1,864,306
First Quantum Minerals Ltd. , 7.50%, 4/1/25[2]	1,486,000	1,463,710
Freeport-McMoRan, Inc. , 5.40% Sr. Unsec. Nts. , 11/14/34	1,756,000	1,746,908
Hudbay Minerals, Inc. , 7.625% Sr. Unsec. Nts. , 1/15/25[2]	1,101,000	1,106,494
Novelis Corp. , 6.25%, 8/15/24[2]	549,000	578,662
SunCoke Energy Partners LP/SunCoke Energy Partners Finance
Corp. , 7.50% Sr. Unsec. Nts. , 6/15/25[2]	1,977,000	1,794,108
Taseko Mines Ltd. , 8.75% Sr. Sec. Nts. , 6/15/22[2]	1,313,000	1,149,285
Teck Resources Ltd. , 6.125% Sr. Unsec. Nts. , 10/1/35	807,000	933,080
Vedanta Resources plc, 6.375% Sr. Unsec. Nts. , 7/30/22[2]	647,000	632,968
		26,422,084

Paper & Forest Products—0.2%
Mercer International, Inc.:
5.50% Sr. Unsec. Nts. , 1/15/26	291,000	291,735
6.50% Sr. Unsec. Nts. , 2/1/24	908,000	944,697
Norbord, Inc. , 5.75% Sr. Sec. Nts. , 7/15/27[2]	777,000	812,235
Schweitzer-Mauduit International, Inc. , 6.875% Sr. Unsec. Nts.,
10/1/26[2]	1,347,000	1,451,860
		3,500,527

24 INVESCO OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Telecommunication Services—1.2%
Diversified Telecommunication Services—0.5%
Altice France SA, 7.375% Sr. Sec. Nts. , 5/1/26[2]	$1,126,000	$ 1,204,848
CenturyLink, Inc.:
6.45% Sr. Unsec. Nts. , Series S, 6/15/21	1,021,000	1,074,347
7.50% Sr. Unsec. Nts. , Series Y, 4/1/24	1,379,000	1,554,823
Cincinnati Bell, Inc.:
7.00%, 7/15/24[2]	781,000	733,156
8.00%, 10/15/25[2]	110,000	100,696
CommScope, Inc.:
6.00% Sr. Sec. Nts. , 3/1/26[2]	565,000	592,897
8.25%, 3/1/27[2]	828,000	834,189
Frontier Communications Corp. :
10.50% Sr. Unsec. Nts. , 9/15/22	2,417,000	1,145,808
11.00% Sr. Unsec. Nts. , 9/15/25	1,000,000	462,500
Level 3 Financing, Inc.:
5.25%, 3/15/26	525,000	547,876
5.375%, 5/1/25	942,000	977,316
Telecom Italia Capital SA:
6.375%, 11/15/33	90,000	99,884
7.20% Sr. Unsec. Nts. , 7/18/36	715,000	838,802
		10,167,142

Wireless Telecommunication Services—0.7%
Intelsat Jackson Holdings SA:
5.50%, 8/1/23	2,080,000	1,658,176
8.00% Sr. Sec. Nts. , 2/15/24[2]	340,000	347,647
8.50% Sr. Unsec. Nts. , 10/15/24[2]	739,000	609,675
9.75% Sr. Unsec. Nts. , 7/15/25[2]	672,000	566,160
Intelsat Luxembourg SA, 7.75% Sr. Unsec. Nts. , 6/1/21	651,000	470,185
Oztel Holdings SPC Ltd. , 5.625% Sr. Sec. Nts. , 10/24/23[2]	724,000	764,725
Sprint Communications, Inc. , 11.50% Sr. Unsec. Nts. , 11/15/21	502,000	580,939
Sprint Corp.:
7.25%, 9/15/21	2,178,000	2,314,670
7.625% Sr. Unsec. Nts. , 2/15/25-3/1/26	590,000	645,986
7.875%, 9/15/23	2,927,000	3,225,188
T-Mobile USA, Inc.:
6.375% Sr. Unsec. Nts. , 3/1/25	671,000	697,840
6.50% Sr. Unsec. Nts. , 1/15/26	2,738,000	2,936,573
		14,817,764

Utilities—2.6%
Electric Utilities—0.3%
DPL, Inc. , 4.35% Sr. Unsec. Nts. , 4/15/29[2]	508,000	476,027
Lamar Funding Ltd. , 3.958%, 5/7/25[2]	2,810,000	2,659,128
Three Gorges Finance I Cayman Islands Ltd. , 3.15%, 6/2/26[2]	2,520,000	2,594,737
		5,729,892

25 INVESCO OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Gas Utilities—0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. , 5.875% Sr. Unsec.
Nts. , 8/20/26	$702,000	$772,075
NGL Energy Partners LP/NGL Energy Finance Corp. , 7.50%,
4/15/26[2]	960,000	861,478
Suburban Propane Partners LP/Suburban Energy Finance Corp. ,
5.50% Sr. Unsec. Nts. , 6/1/24	2,257,000	2,313,402
		3,946,955

Independent Power and Renewable Electricity Producers—2.1%
AES Corp. , 5.50% Sr. Unsec. Nts. , 4/15/25	530,000	550,506
Calpine Corp. :
5.375% Sr. Unsec. Nts. , 1/15/23	706,000	717,472
5.50% Sr. Unsec. Nts. , 2/1/24	740,000	754,829
Citigroup Global Markets Holdings, Inc. , 17.87%, 12/6/19[2]	41,900,000	38,799,979
Enviva Partners LP/Enviva Partners Finance Corp. , 6.50% Sr. Unsec.
Nts. , 1/15/26[2,4]	630,000	656,271
NRG Energy, Inc.:
5.25%, 6/15/29[2]	645,000	692,809
6.625%, 1/15/27	898,000	974,171
7.25%, 5/15/26	397,000	435,629
		43,581,666
Total Non-Convertible Corporate Bonds and Notes (Cost $749,076,871)		739,556,944

Convertible Corporate Bonds and Notes—0.1%
Colony Capital, Inc. , 3.875% Cv. Sr. Unsec. Nts. , 1/15/21	55,000	54,111
Colony Financial, Inc. , 5.00% Cv. Sr. Unsec. Nts. , 4/15/23	455,000	449,836
DISH Network Corp. , 3.375% Cv. Sr. Unsec. Nts. , 8/15/26	708,000	669,502
Total Convertible Corporate Bonds and Notes (Cost $1,174,056)		1,173,449

	Counter-	Reference	Reference		Expiration	Notional
	party	Protection	AssetFixed	Rate	Date	Amount	Value
Over-the-Counter Credit Default Swaption Purchased—0.0%
Markit
Credit			CDX North
Default Swap			America
maturing			High Yield
1/15/20			Index, Series
Put (Cost			33, Version
$235,200)	CITNA-B	Buy	1	5.000	1/15/20	USD 28,000,000	$81,575

	Shares	Value
Investment Companies—17.7%
Alerian MLP Exchange Traded Fund	2,301,200	$18,018,396
Invesco Government & Agency Portfolio, Institutional Class, 1.53%[10]	102,610,418	102,610,418
Invesco Oppenheimer Master Loan Fund[11]	14,596,221	248,032,120
Total Investment Companies (Cost $395,820,878)		368,660,934
Total Investments, at Value (Cost $2,083,755,033)	97.9%	2,044,989,366
Net Other Assets (Liabilities)	2.1	42,819,250
Net Assets	100.0%	$2,087,808,616

26 INVESCO OPPENHEIMER CAPITAL INCOME FUND

Footnotes to Consolidated Schedule of Investments

1. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate +
Basis-point spread].
2. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933
Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was
$731,954,685, which represented 35.06% of the Fund’s Net Assets.
3. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
4. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
These securities amount to $6,713,395 or 0.32% of the Fund’s net assets at period end.
6. Interest rate is less than 0.0005%.
7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise.
The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
These securities amount to $46,200 or less than 0.005% of the Fund's net assets at period end.
8. Interest or dividend is paid-in-kind, when applicable.
9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
10. The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the
7-day SEC standardized yield as of November 30, 2019.
11. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

				Shares
	Shares	Gross	Gross	November 30,
	August 31, 2019	Additions	Reductions	2019
Investment Company
Invesco Oppenheimer Master Loan
Fund	15,497,138	—	900,917	14,596,221

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Investment Company
Invesco Oppenheimer Master Loan
Fund	$248,032,120	$3,543,901[a,b]	$ (3,609,584)[a]	$ (3,272,992)[a]
a. Represents the amount allocated to the fund from Invesco Oppenheimer Master Loan Fund.
b. Net of expenses allocated to the Fund from Invesco Oppenheimer Master Loan Fund.

27 INVESCO OPPENHEIMER CAPITAL INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

Futures Contracts as of November 30, 2019
						Unrealized
		Expiration	Number	Notional Amount		Appreciation/
Description	Buy/Sell	Date	of Contracts	(000's)	Value	(Depreciation)
E-Mini Russell
2000 Index	Buy	12/20/19	760	USD 59,191	$61,704,400	$ 2,513,756
Euro Stoxx 50	Buy	12/20/19	1,880	EUR 72,575	76,682,635	4,108,037
Euro-BUND	Sell	12/6/19	233	EUR 44,359	43,916,987	441,759
FTSE 100 Index	Buy	12/20/19	700	GBP 66,366	66,676,080	309,813
Hang Seng	Buy	12/30/19	300	HKD 51,765	50,457,960	(1,307,434)
Long Gilt	Sell	3/27/20	262	GBP 45,109	44,985,008	123,924
S&P 500 E-Mini
Index	Buy	12/20/19	450	USD 67,587	70,734,375	3,147,750
Topix Index	Buy	12/12/19	717	JPY 101,000	111,199,872	10,200,203
United States
Treasury Long
Bonds	Sell	3/20/20	330	USD 52,600	52,459,688	140,567
United States
Treasury Nts. , 5 yr.	Buy	3/31/20	337	USD 40,112	40,092,469	(19,111)
United States Ultra
Bonds	Sell	3/20/20	45	USD 8,443	8,447,344	(4,319)
United States, 10
yr. Ultra	Sell	3/20/20	100	USD 14,237	14,221,875	15,413
						$19,670,358

Over-the-Counter Total Return Swaps at November 30, 2019
		Pay/Receive			Notional			Unrealized
	Counter-	Total		Maturity	Amount		Appreciation/
Reference Asset	party	Return*	Floating Rate	Date	(000	's)	Value (Depreciation)
iBoxx USD Liquid			Three-Month USD
Level Loans Index	MSCO	Receive	BBA LIBOR	12/20/19	USD 2,735		$10,737	$ 10,737
iBoxx USD Liquid			Three-Month USD
Level Loans Index	JPM	Pay	BBA LIBOR	12/20/19	USD 4,265		8,610	8,610
Total Over-the-Counter Total Return Swaps							$19,347	$ 19,347

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the Fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the Fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

28 INVESCO OPPENHEIMER CAPITAL INCOME FUND

Over-the-Counter Credit Default Swaptions Written at November 30, 2019
Notional
	Counter-	Buy/Sell Reference		Fixed	Expiration	Amount	Premiums
Description	party	Protection	Asset	Rate	Date	(000's)	Received	Value
Markit
CDX North
America
High Yield
Index,
Credit Default Swap			Series 33,
maturing 1/15/20 Put CITNA-B		Buy	Version	1 5.000%	1/15/20	USD 28,000	$ 93,100	$(24,391)

Glossary:
Counterparty Abbreviations
CITNA-B	Citibank NA
JPM	JPMorgan Chase Bank NA
MSCO	Morgan Stanley Capital Services, Inc.

Currency abbreviations indicate amounts reporting in currencies
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen

Definitions
BBA LIBOR	British Bankers' Association London - Interbank Offered Rate
BUND	German Federal Obligation
EUSA5	EUR Swap Annual 5 Year
FTSE 100	United Kingdom 100 most highly capitalized companies on the London Stock Exchange
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
LIBOR03M	Intercontinental Exchange London Interbank Offered Rate USD 3 Month
S&P	Standard & Poor's
US0001M	Intercontinental Exchange London Interbank Offered Rate USD 1 Month
US0003M	Intercontinental Exchange London Interbank Offered Rate USD 3 Month
USSW5	USD Swap Semi 30/360 5 Year

29 INVESCO OPPENHEIMER CAPITAL INCOME FUND

NOTES TO CONSOLIDATED
SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

Note 1 - Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of November 30, 2019.
The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Preferred Stocks	$428,313,861	$ —	$ —	$ 428,313,861
Asset-Backed Securities	—	5,242,464	—	5,242,464
Mortgage-Backed Obligations	—	9,907,416	—	9,907,416
U. S. Government Obligation	—	140,140,352	—	140,140,352
Foreign Government Obligations	—	351,912,371	—	351,912,371
Non-Convertible Corporate Bonds
and Notes	—	739,556,944	—	739,556,944
Convertible Corporate Bonds and
Notes	—	1,173,449	—	1,173,449
Over-the-Counter Credit Default
Swaption Purchased	—	81,575	—	81,575
Investment Companies	368,660,934	—	—	368,660,934
Total Investments, at Value	796,974,795	1,248,014,571	—	2,044,989,366
Other Financial Instruments:
Futures contracts	21,001,222	—	—	21,001,222
Swaps, at value	—	19,347	—	19,347
Total Assets	$817,976,017	$ 1,248,033,918	$ —	$ 2,066,009,935

Liabilities Table
Other Financial Instruments:
Futures contracts	$(1,330,864)	$ —	$ —	$ (1,330,864)
Swaptions written, at value	—	(24,391)	—	(24,391)
Total Liabilities	$(1,330,864)	$ (24,391)	$ —	$ (1,355,255)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

30 INVESCO OPPENHEIMER CAPITAL INCOME FUND